SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share (Note 10):
Weighted average ordinary shares outstanding, beginning balance	96,352,966	95,487,677	96,045,856	94,996,397
Change in shares Settlement of liability-classified share-based compensation	100,001		61,353
Weighted average ordinary shares outstanding, Settlement of liability-classified share-based compensation	75,825		59,319
Weighted average ordinary shares outstanding, ending balance	96,428,791	95,437,068	96,284,786	95,250,744
Change in shares restricted stock issuance		1,774	666	333
Weighted average ordinary shares outstanding, restricted stock issuance		1,774	489	317
Change in shares restricted stock issuance one		1,333	1,000	12,751
Weighted average ordinary shares outstanding, restricted stock issuance one		996	680	7,356
Change in shares Return of shares from W.D. Van Gonten Engineering		(82,331)		(82,331)
Weighted average ordinary shares outstanding, Return of shares from W.D. Van Gonten Engineering		(53,379)		(26,690)
Change in shares restricted stock issuance two			12,430	242,455
Weighted average ordinary shares outstanding, restricted stock issuance two			7,211	138,546
Change in shares restricted stock issuance three			231,661	235,741
Weighted average ordinary shares outstanding, restricted stock issuance three			133,109	133,414
Change in shares Settlement of liability-classified share-based compensation one			100,001
Weighted average ordinary shares outstanding, Settlement of liability-classified share-based compensation one			38,122
Change in shares restricted stock issuance four				1,774
Weighted average ordinary shares outstanding, restricted stock issuance four				906
Change in shares restricted stock issuance five				1,333
Weighted average ordinary shares outstanding, restricted stock issuance five				498